Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Changes in assumptions and experience gains and losses	greater than 10%
Period of benefit obligation in current liabilities	next twelve months
Sales	$ 39,431.0	$ 40,827.0
Unbilled accounts receivable	318.0	293.0
Deferred revenue	199.0	176.0
Deferred revenue recognized	91.0	0.0
Research and development costs	640.0	588.0
Tooling And Engineering [Member]
Significant Accounting Policies [Line Items]
Sales	749.1	824.6
Accounts receivable	$ 4,500.0	$ 4,300.0
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of finite-lived intangible assets	4 years
Contract with customer agreement termination period	5 years
Payment term Duration	30 days
Minimum [Member] | Building [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	2.50%
Minimum [Member] | General Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	7.00%
Minimum [Member] | Special Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	10.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of finite-lived intangible assets	15 years
Contract with customer agreement termination period	7 years
Payment term Duration	90 days
Maximum [Member] | Building [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	5.00%
Maximum [Member] | General Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	10.00%
Maximum [Member] | Special Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	33.00%